Note 33 - Commitments and guarantees given	12 Months Ended
Dec. 31, 2017
Commitments and Guarantees given
Disclosure of commitments and guarantees given

Commitments and guarantees given

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows

Loan commitments, financial guarantees and other commitments (*) (Millions of euros)
	Notes	2017	2016	2015
Loan commitments given	7.3.1	94,268	107,254	123,620
of which: defaulted		537	411	446
Central banks		1	1	8
General governments		2,198	4,354	3,823
Credit institutions		946	1,209	1,239
Other financial corporations		3,795	4,155	4,032
Non-financial corporations		58,133	71,710	71,583
Households		29,195	25,824	42,934
Financial guarantees given	7.3.1	16,545	18,267	19,176
of which: defaulted		278	278	146
General governments		248	103	100
Credit institutions		1,158	1,553	1,483
Other financial corporations		3,105	722	1,621
Non-financial corporations		11,518	15,354	15,626
Households		516	534	346
Other commitments and guarantees given	7.3.1	45,738	42,592	42,813
of which: defaulted		461	402	517
Central banks		7	12	15
General governments		227	372	101
Credit institutions		15,330	9,880	9,640
Other financial corporations		3,820	4,892	5,137
Non-financial corporations		25,992	27,297	27,765
Households		362	138	156
Total Loan commitments and financial guarantees		156,551	168,113	185,609

(*) Non performing financial guarantees given amounted to €739, €680 and €664 million as of December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017, the provisions of loan commitments given, financial guarantees given and other commitments and guarantees given, disclosed in the consolidated balance sheet amounted €199 million, €190 million and €188 million, respectively.

Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.

In the years 2017, 2016 and 2015, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed